Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2020
Receivables [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	As of June 30,
	2020	2019
Accounts receivable from third-party customers	$1,940,822	$5,292,486
Less: allowance for doubtful accounts	(23,982)	(128,106)
Total accounts receivable from third-party customers, net	1,916,840	5,164,380
Add: accounts receivable - related parties	559,465	244,764
Total accounts receivable, net	$2,476,305	$5,409,144

Schedule of Allowance for Doubtful Accounts

Allowance for doubtful accounts movement is as follows:

	June 30, 2020	June 30, 2019
Beginning balance	$128,106	$40,012
Additions	755,472	90,077
Write-off	(856,383)	-
Foreign currency translation adjustments	(3,213)	(1,983)
Ending balance	$23,982	$128,106